Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 Share Option Plan (2004) [Member]	Dec. 31, 2013 Share Option Plan (2004) [Member]	Dec. 31, 2007 Share Option Plan (2004) [Member]	Jul. 31, 2004 Share Option Plan (2004) [Member]	Dec. 31, 2013 2013 Plan [Member]	Oct. 31, 2013 2013 Plan [Member]	Oct. 15, 2008 $3.82 [Member] Share Option Plan (2004) [Member]	Dec. 31, 2013 $3.82 [Member] Share Option Plan (2004) [Member]	Dec. 21, 2010 $18.82 [Member] Share Option Plan (2004) [Member]	Dec. 31, 2013 $18.82 [Member] Share Option Plan (2004) [Member]	Sep. 13, 2012 $15.28 [Member] Share Option Plan (2004) [Member]	Dec. 31, 2013 $15.28 [Member] Share Option Plan (2004) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized							282,750	500,000	500,000
Additional shares authorized				500,000		582,750
Options granted										200,000		137,500		240,000
Exercise price of options		$ 15.28								$ 3.82		$ 18.82		$ 15.28
Expiration date										Oct. 15, 2016		Dec. 21, 2018		Sep. 13, 2020
Closing price to determine expiration date										$ 1.91		$ 9.41		$ 7.64
Percentage of options that vest and become exercisable on the second anniversary of the grant date										50.00%		50.00%		50.00%
Percentage of options that vest and become exercisable on the third anniversary of the grant date										50.00%		50.00%		50.00%
Aggregate intrinsic value of options outstanding	$ 8,152	$ 1,199
Aggregate intrinsic value of options exercisable	1,143	566
Total intrinsic value of options exercised	1,119	1,191
Intrinsic value of options at the date of grant	$ 0	$ 0
Expense related to grant	668	544	437										149		519
Unrecognized compensation costs															$ 566
Weighted average period for grant to be recognized															1 year 2 months 9 days
Option expiration term					10 years
Conversion rate					1:1
Capital gains tax	25.00%